Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash provided from (used by) Operations:
Net (loss) income from continuing operations	$ (1,125)	$ (1,960)	$ 1,965
Items not involving cash:
Accrued interest	30	23	0
Amortization	24	14	0
Change in fair value of marketable securities	140	293	(3,205)
Derecognition of accounts payable	0	0	(3)
Flow through financing costs	4	0	0
Gain from debt settlement	0	0	(105)
Income tax recovery	(54)	(7)	0
Recovery of promissory notes receivable	(152)	0	(10)
Share-based payments	118	366	301
Write off of mineral property interest	0	67	0
Write-off of equipment	1	0	0
Cash flows from (used in) operations before changes in working capital	(1,014)	(1,204)	(1,057)
Changes in non-cash working capital items:
Receivables and prepaids	5	42	(91)
Accounts payable and accrued liabilities	88	69	(923)
Operating cash flow used by continuing operations	(921)	(1,093)	(2,071)
Operating cash flow (used by) provided from discontinued operations	0	0	(55)
Net cash used by operating activities	(921)	(1,093)	(2,126)
Financing:
Issuance of common shares, net of share issuance costs	0	331	1,466
Exercise of stock options	0	0	61
Exercise of warrants	0	0	81
Share buyback under normal course issuer bid	(27)	(168)	0
Cash provided from financing activities	(27)	163	1,608
Investing:
Mineral property interests, net of recoveries	62	78	(198)
Proceeds from optioned mineral property interest	12	0	0
Deferred royalty payment	(35)	(35)	0
Acquisition of marketable securities	(289)	(175)	(81)
Proceeds from disposition of marketable securities	154	104	8,931
Proceeds from promissory note receivable	94	0	0
Expenditures for equipment	(6)	(121)	0
Cash (used by) provided from investing activities from continuing operations	(911)	(3,391)	8,652
Cash used by investing activities from discontinued operations	0	0	(409)
Net cash (used by) provided from investing activities	(911)	(3,391)	8,243
Unrealized foreign exchange (loss) gain on cash	(116)	546	0
(Decrease) increase in cash	(1,975)	(3,775)	7,725
Cash, beginning of year	4,304	8,079	354
Cash, end of year	2,329	4,304	8,079
Non-cash financing and investing activities:
Fair value of deferred royalty liability	0	183	0
Fair value of common shares issued for:
Mineral property interests	4	0	19
Finders fee	0	0	26
Fair value allocated to common shares issued on exercise of:
Share appreciation rights	0	23	0
Stock options	0	0	54
Finders fee warrants	0	0	2
Fair value of finders fee warrants from:
Issuance of finders fee warrants	0	11	10
Expiration of:
Stock options	407	12	26
Finders fee warrants	70	0	0
Income taxes paid	0	0	0
Interest received	0	0	0
Interest paid	$ 0	$ 0	$ 0